Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Mar. 31, 2025
CURRENT ASSETS:
Cash	$ 2,115,342	$ 4,819,639
Accounts receivable, net	186,830,286	107,305,580
Merchandise inventories, net	14,433,760	4,370,803
Compensation receivable for consumption tax, current, net	8,707,457	7,178,775
Prepaid expenses and other current assets, net	6,127,587	13,542,183
TOTAL CURRENT ASSETS	219,436,251	137,218,305
Property and equipment, net	4,492,810	10,763,020
Operating lease right-of-use assets	7,935,439	6,031,284
Life insurance policy, cash surrender value	527,873
Compensation receivable for consumption tax, non-current, net		2,039,840
Long-term prepaid expenses and other non-current assets, net	1,243,382	1,777,736
TOTAL ASSETS	233,635,755	157,830,185
CURRENT LIABILITIES:
Short-term borrowings	50,319,318	57,903,207
Current portion of long-term borrowings	1,790,579	706,531
Accounts payable	105,635,444	25,057,104
Deferred revenue	2,336,812	8,027,153
Taxes payable	1,123,404	349,671
Operating lease liabilities, current	2,433,468	2,068,399
Finance lease liabilities, current	86,270	138,180
Warrants liabilities	1,001,178	2,502,718
Other payables and other current liabilities	3,215,841	1,998,713
TOTAL CURRENT LIABILITIES	168,368,624	101,457,942
Operating lease liabilities, non-current	5,670,073	4,003,366
Finance lease liabilities, non-current	73,053	119,068
Long-term borrowings	11,516,741	6,501,772
Other non-current liabilities	1,291,866	1,470,135
Deferred tax liabilities, net	2,707,787	1,263,872
TOTAL LIABILITIES	192,470,577	114,816,155
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, no par value,100,000,000 shares authorized; 42,327,806 shares and 42,220,206 shares issued and outstanding as of March 31, 2026 and 2025, respectively	81,150	81,150
Capital reserve	26,946,116	26,946,116
Retained earnings	27,877,884	27,695,268
Accumulated other comprehensive loss	(13,839,803)	(11,708,504)
TOTAL SHAREHOLDERS’ EQUITY	41,065,347	43,014,030
Non-controlling interest	99,831
TOTAL EQUITY	41,165,178	43,014,030
TOTAL LIABILITIES AND EQUITY	233,635,755	157,830,185
Related Party
CURRENT ASSETS:
Accounts receivable - related parties, net	4,866	117
Due from related parties	1,216,953	1,208
CURRENT LIABILITIES:
Accounts payable - related parties	154	2,678,588
Due to related parties	426,156	27,678
Due to related parties, non-current	$ 2,842,433